Acquisition of Cl Technologies (International) Sdn Bhd	12 Months Ended
Dec. 31, 2024
Acquisition of Cl Technologies (International) Sdn Bhd [Abstract]
ACQUISITION OF CL TECHNOLOGIES (INTERNATIONAL) SDN BHD
5	ACQUISITION OF CL TECHNOLOGIES (INTERNATIONAL) SDN BHD

On January 1, 2024, the Company completed the acquisition of CL Technologies (International) Sdn Bhd (CL Tech), a company located in Malaysia that provides food and beverage software and server hosting services. The acquisition was made pursuant to a share purchase agreement dated January 1, 2024, between the Company, and Kevin Ng Chen Lok and other individual non-controlling shareholders, collectively the 94.95% shareholders of CL Tech. The acquisition purchase price totaled US$100 (RM 457) in initial cash consideration.

As part of the restructuring of the Company, the acquisition of entities, business or assets under common control are accounted for in accordance with merger accounting. The difference between the consideration paid and the share capital of the acquired entity is reflected within equity as a merger reserve. The Company accounted the transaction as followings:

	RM	Convenience Translation USD
Cash consideration	457	100
Book value of 94.95% of Share Capital of CL Technologies (International) Sdn Bhd	(2,263,600)	(506,351)
Bargain purchase accounted as merger reserve in equity	2,263,143	506,251